Other Current Assets (Details) - Schedule of other Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 256	$ 426
Institutions	276	210
Restricted Cash	56	120
Others	3	3
Total	$ 591	$ 759